Borrowings and Derivative Liabilities - Schedule of Borrowings and Derivative Liabilities (Details) - Long-Term Debt [Member] - USD ($) $ in Thousands	Mar. 29, 2026	Dec. 28, 2025
Short-term debt (including current portion of long-term debt):
Current portion of long-term debt	$ 2,786	$ 2,786
12.0% senior unsecured convertible notes and related derivative liabilities
Total notes payable and derivative liabilities	134,567	158,075
Less current portion	(2,786)	(2,786)
Total senior unsecured convertible notes payable and derivative liabilities, net of current portion	131,781	155,289
Balance sheet classification of long-term debt
Notes payable and derivative liabilities, net of current portion	99,860	120,159
Total	131,781	155,289
Current portion of long-term debt	2,786	2,786
Total long-term debt	134,567	158,075
Third Parties [Member]
Short-term debt (including current portion of long-term debt):
Total Short-term debt with third parties	13,736
Current portion of long-term debt	2,786	2,786
Total short-term debt (including current portion of long-term debt)	16,522	2,786
Balance sheet classification of long-term debt
Current portion of long-term debt	2,786	2,786
Seller – related party [Member]
Short-term debt with related parties:
Seller Note – related party	20,000	20,000
Related Party [Member]
Short-term debt with related parties:
Loan with related party	1,500	1,500
Total short-term debt with related parties	21,500	21,500
Balance sheet classification of long-term debt
Notes payable and derivative liabilities with related parties	31,921	35,130
March 2026 Bridge Note [Member]
Short-term debt (including current portion of long-term debt):
Total Short-term debt with third parties	9,500
Dollar One Point Nine Million Note [Member]
Short-term debt (including current portion of long-term debt):
Total Short-term debt with third parties	1,530
Cobalt Loan [Member]
Short-term debt (including current portion of long-term debt):
Total Short-term debt with third parties	2,706
July 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	31,911	32,969
July 2024 Notes – related parties [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	7,946	7,631
Subtotal July 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	39,857	40,600
July 2025 Note – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	1,519	1,443
November 2025 Note – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	517	491
January 2026 Note – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	1,038
July 2024 Notes Derivative Liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	14,042	19,604
July 2024 Notes derivative liability – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	9,036	12,615
Subtotal July 2024 Notes derivative liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	23,078	32,219
July 2025 Note derivative liability – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	2,239	3,246
November 2025 Note derivative liability – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	1,069
January 2026 Note derivative liability – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	1,467	1,488
Total 12.0% senior unsecured convertible notes and derivative liabilities [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Total senior unsecured convertible notes and derivative liabilities	70,784	79,487
September 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	15,942	14,332
September 2024 Notes – related parties [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	2,804	2,346
Subtotal September 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	18,746	16,678
September 2025 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	3,575	3,354
September 2024 Notes Derivative Liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	26,351	37,930
September 2024 Notes derivative liability – related parties [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	4,286	5,870
Subtotal September 2024 Notes derivative liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	30,637	43,800
September 2025 Notes Derivative Liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities	10,825	14,756
Total 7.0% senior unsecured convertible notes and derivative liabilities [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Total senior unsecured convertible notes and derivative liabilities	$ 63,783	$ 78,588